Vanguard Total Bond Market Index Fund Expense Example - Institutional Select Prospectus [Member] - Vanguard Total Bond Market Index Fund - Institutional Select Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	$ 13